Cover	12 Months Ended
Jun. 30, 2025 $ / shares shares
Entity Addresses [Line Items]
Document Type	20-F
Amendment Flag	false
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Period End Date	Jun. 30, 2025
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2025
Current Fiscal Year End Date	--06-30
Entity File Number	001-41774
Entity Registrant Name	FITELL CORPORATION
Entity Central Index Key	0001928581
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	23-25 Mangrove Lane
Entity Address, Address Line Two	Taren Point
Entity Address, City or Town	NSW
Entity Address, Country	AU
Entity Address, Postal Zip Code	2229
Title of 12(b) Security	Class A Ordinary Shares, par value $0.0016 per share
Trading Symbol	FTEL
Security Exchange Name	NASDAQ
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Document Accounting Standard	U.S. GAAP
Entity Shell Company	false
Entity Common Stock, Shares Outstanding | shares	21,020,597
Entity Listing, Par Value Per Share | $ / shares	$ 0.0001
ICFR Auditor Attestation Flag	false
Document Financial Statement Error Correction [Flag]	false
Auditor Name	Astra Audit & Advisory LLC
Auditor Firm ID	6920
Auditor Location	Tampa, Florida
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	122 East 42nd Street
Entity Address, Address Line Two	18th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10168
City Area Code	(800)
Local Phone Number	221-0102
Contact Personnel Name	Cogency Global Inc